Derivative Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Minimum	Dec. 31, 2011 Maximum	Dec. 31, 2010 U.S. Dollar Denominated Receivable USD ($)	Dec. 31, 2011 Euro Denominated Receivable EUR (€)	Dec. 31, 2010 Euro Denominated Receivable EUR (€)	Dec. 31, 2010 U.S. Dollar Denominated Payable USD ($)
Derivative [Line Items]
Notional amount of foreign exchange forward contracts				$ 35,000	€ 5,000	€ 2,000	$ 35,000
Bank borrowings amount, outstanding	2,922,455
Bank borrowings amount carrying variable interest	$ 1,177,409
Bank borrowings amount, effective interest rates		3.081%	9.25%